VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Argentina: 1.0%
MercadoLibre, Inc. (USD) *	189	$159,939
Australia: 5.0%
ANZ GROUP HOLDINGS LTD	19,809	317,836
Brambles Ltd.	18,830	153,805
Westpac Banking Corp. †	20,844	328,683
		800,324
Belgium: 2.2%
Anheuser-Busch InBev SA	5,835	350,397
Brazil: 1.8%
Ambev SA *	105,600	288,623
Canada: 2.0%
Royal Bank of Canada †	1,685	158,309
Toronto-Dominion Bank	2,490	161,111
		319,420
China: 5.1%
Inner Mongolia Yili Industrial Group Co. Ltd.	31,800	142,075
JD.com, Inc. (HKD)	5,700	159,135
Tencent Holdings Ltd. (HKD)	4,200	178,093
Yum China Holdings, Inc. (USD)	6,059	331,124
		810,427
France: 6.6%
Airbus SE	3,118	369,629
Safran SA	2,876	359,153
Sanofi	3,455	332,158
		1,060,940
Germany: 2.9%
Bayer AG	5,838	299,584
GEA Group AG *	3,955	160,359
		459,943
Hong Kong: 1.1%
Hong Kong Exchanges & Clearing Ltd.	4,000	171,892
Japan: 4.0%
Japan Tobacco, Inc. †	9,100	182,478
Kao Corp. †	7,600	300,111
Nabtesco Corp.	6,500	163,987
		646,576
Netherlands: 0.9%
ASML Holding NV	275	149,496
Switzerland: 4.0%
BARRY CALLEBAUT AG REG	86	169,727
Novartis AG	1,868	168,949
Roche Holding AG	962	302,117
		640,793
Taiwan: 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	21,000	304,993
United Kingdom: 9.9%
British American Tobacco Plc	7,786	306,458
Experian Plc	9,581	322,869
GSK Plc	18,322	315,079
Imperial Brands Plc	13,338	330,602
	Number of Shares	Value
United Kingdom (continued)
London Stock Exchange Group Plc	1,698	$145,164
Unilever Plc	3,388	170,197
		1,590,369
United States: 51.6%
3M Co.	1,293	155,057
Alphabet, Inc. *	1,505	132,786
Amazon.com, Inc. *	1,224	102,816
Applied Materials, Inc.	3,221	313,661
Berkshire Hathaway, Inc. *	534	164,953
Blackbaud, Inc. *	6,219	366,050
BlackRock, Inc.	472	334,473
Boeing Co. *	1,062	202,300
Charles Schwab Corp.	2,037	169,601
Comcast Corp.	4,718	164,988
Constellation Brands, Inc.	1,296	300,348
Dominion Energy, Inc.	2,816	172,677
Emerson Electric Co.	3,654	351,003
Equifax, Inc.	828	160,930
Fortinet, Inc. *	6,126	299,500
Gilead Sciences, Inc.	2,314	198,657
Intercontinental Exchange, Inc.	1,578	161,887
International Flavors & Fragrances, Inc.	2,947	308,964
Kellogg Co.	4,318	307,614
Lam Research Corp.	369	155,091
Masco Corp.	6,413	299,295
Medtronic Plc	2,124	165,077
Microchip Technology, Inc.	2,303	161,786
Microsoft Corp.	1,289	309,128
Philip Morris International, Inc.	1,582	160,114
Polaris, Inc.	2,954	298,354
Rockwell Automation, Inc.	641	165,102
Roper Technologies, Inc.	772	333,574
State Street Corp.	4,028	312,452
Teradyne, Inc.	1,826	159,501
The Bank of New York Mellon Corp.	3,315	150,899
Tyler Technologies, Inc. *	427	137,669
US Bancorp	3,749	163,494
Wells Fargo & Co.	7,373	304,431
Western Union Co.	22,622	311,505
Zimmer Biomet Holdings, Inc.	2,629	335,198
		8,290,935
Total Common Stocks (Cost: $15,453,922)		16,045,067

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1%
Money Market Fund: 1.1% (Cost: $182,100)

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VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio	182,100	$182,100
	Number of Shares	Value
Total Investments: 101.1% (Cost: $15,636,022)		$16,227,167
Liabilities in excess of other assets: (1.1)%		(171,847)
NET ASSETS: 100.0%		$16,055,320

Definitions:

HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $556,985.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	18.9%	$3,045,185
Consumer Staples	18.7	3,008,744
Information Technology	18.7	3,001,953
Industrials	17.9	2,863,491
Health Care	13.2	2,116,818
Consumer Discretionary	6.6	1,051,368
Communication Services	3.0	475,868
Materials	1.9	308,963
Utilities	1.1	172,677
	100.0%	$16,045,067
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